Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Definite-lived intangible assets information
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 65,400,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	61,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	59,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	28,200,000
Intangible assets subject to amortization:
Gross Carrying Value	397,193,000	407,067,000
Accumulated Amortization	(182,508,000)	(121,706,000)
Net Carrying Value	214,685,000	285,361,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,100,000
Amortization of intangible assets	70,676,000	59,219,000	5,745,000
Customer relationships
Intangible assets subject to amortization:
Gross Carrying Value	361,961,000	371,835,000
Accumulated Amortization	(160,513,000)	(111,632,000)
Net Carrying Value	201,448,000	260,203,000
Weighted average amortization period (in years)	5 years 2 months 12 days
Developed Technology and Software
Intangible assets subject to amortization:
Gross Carrying Value	24,311,000	24,311,000
Accumulated Amortization	(14,801,000)	(6,279,000)
Net Carrying Value	9,510,000	18,032,000
Weighted average amortization period (in years)	3 years 10 months 24 days
Trade names
Intangible assets subject to amortization:
Gross Carrying Value	9,121,000	9,121,000
Accumulated Amortization	(6,345,000)	(3,507,000)
Net Carrying Value	2,776,000	5,614,000
Weighted average amortization period (in years)	3 years 3 months 18 days
Other
Intangible assets subject to amortization:
Gross Carrying Value	1,800,000	1,800,000
Accumulated Amortization	(849,000)	(288,000)
Net Carrying Value	$ 951,000	$ 1,512,000
Weighted average amortization period (in years)	4 years 4 months 24 days